Offerings	Nov. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Senior Notes due 2031
Amount Registered | shares	1,960,000,000
Proposed Maximum Offering Price per Unit	0.99914
Maximum Aggregate Offering Price	$ 1,958,314,400.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 170,373.35
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the exchange rate of Euro 1 to $1.12 on November 4, 2026, as reported at 6:00 a.m. (London Time) by Bloomberg.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2033
Amount Registered | shares	1,400,000,000
Proposed Maximum Offering Price per Unit	0.99977
Maximum Aggregate Offering Price	$ 1,399,678,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 121,771.99
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the exchange rate of Euro 1 to $1.12 on November 4, 2026, as reported at 6:00 a.m. (London Time) by Bloomberg.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2035
Amount Registered | shares	1,120,000,000
Proposed Maximum Offering Price per Unit	0.99803
Maximum Aggregate Offering Price	$ 1,117,793,600.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 97,248.04
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the exchange rate of Euro 1 to $1.12 on November 4, 2026, as reported at 6:00 a.m. (London Time) by Bloomberg.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2038
Amount Registered | shares	1,960,000,000
Proposed Maximum Offering Price per Unit	0.99774
Maximum Aggregate Offering Price	$ 1,955,570,400.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 170,134.62
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the exchange rate of Euro 1 to $1.12 on November 4, 2026, as reported at 6:00 a.m. (London Time) by Bloomberg.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.050% Senior Notes due 2044
Amount Registered | shares	1,960,000,000
Proposed Maximum Offering Price per Unit	0.99988
Maximum Aggregate Offering Price	$ 1,959,764,800.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 170,499.54
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the exchange rate of Euro 1 to $1.12 on November 4, 2026, as reported at 6:00 a.m. (London Time) by Bloomberg.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.400% Senior Notes due 2065
Amount Registered | shares	1,680,000,000
Proposed Maximum Offering Price per Unit	0.99446
Maximum Aggregate Offering Price	$ 1,670,692,800.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 145,350.27
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the exchange rate of Euro 1 to $1.12 on November 4, 2026, as reported at 6:00 a.m. (London Time) by Bloomberg.